Assets Held for Sale - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Inventory	£ 5,996	£ 5,947
Intangible assets transferred from other tangible assets	785
Assets held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Inventory	19	109
Other intangibles	62	175
Assets held for sale [member] | Level 3 [member]
Disclosure of detailed information about intangible assets [line items]
Inventory	£ 19	£ 109